UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31,
2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 May 4, 2000

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

					FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $112,177


List of Other Included Managers:    None


FORM 13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- ------
-- -------- --- ---- ------- ------------ -------- -------- ----
----
AT&T                           y                001957109
3359    59650 SH       SOLE                    59650
Abbott Laboratories            y                002824100
500    14200 SH       SOLE                    14200
Amer. Home Products            y                026609107
279     5200 SH       SOLE                     5200
American International Group   y                026874107
2942    26872 SH       SOLE                    26872
American Standard              y                029712106
945    25550 SH       SOLE                    25550
BP Amoco                       y                055622104
315     5920 SH       SOLE                     5920
Bausch & Lomb                  y                071707103
1156    22150 SH       SOLE                    22150
Baxter International           y                071813109
303     4826 SH       SOLE                     4826
Berkshire Hathaway             y                084670108
572       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108
3962    68314 SH       SOLE                    68314
CK Witco                       y                12562c108
133    13100 SH       SOLE                    13100
CVS                            y                126650100
950    25300 SH       SOLE                    25300
Chevron Corp.                  y                166751107
485     5244 SH       SOLE                     5244
Cisco Systems                  y                17275R102
487     6300 SH       SOLE                     6300
Citigroup                      y                171196108
10173   169912 SH       SOLE                   169912
Coca-Cola                      y                191216100
901    19200 SH       SOLE                    19200
Conoco 'A'                     y                208251306
1431    58100 SH       SOLE                    58100
Corning                        y                219350105
5049    26025 SH       SOLE                    26025
Disney                         y                254687106
2732    66241 SH       SOLE                    66241
Du Pont                        y                263534109
421     7951 SH       SOLE                     7951
Duckwall-Alco Stores           y                264142100
133    16400 SH       SOLE                    16400
Eastman Kodak                  y                277461109
1950    35900 SH       SOLE                    35900
Entertainment Properties Trust y                29380T105
274    20800 SH       SOLE                    20800
Exxon Mobil                    y                30231g102
1295    16620 SH       SOLE                    16620
Federated Dept. Stores         y                31410H101
989    23400 SH       SOLE                    23400
Fortune Brands                 y                349631101
935    37400 SH       SOLE                    37400
GenCorp                        y                368682100
201    25900 SH       SOLE                    25900
General Electric               y                369604103
13613    87475 SH       SOLE                    87475
Gillette                       y                375766102
901    23900 SH       SOLE                    23900
HRPT Properties                y                422169102
118    13600 SH       SOLE                    13600
Hewlett-Packard                y                428236103
2711    20400 SH       SOLE                    20400
Honeywell                      y                438516106
285     5400 SH       SOLE                     5400
Household International        y                441815107
1245    33370 SH       SOLE                    33370
Intel                          y                458140100
4445    33690 SH       SOLE                    33690
International Business Machine y                459200101
7438    63038 SH       SOLE                    63038
Interpublic Group              y                460690100
2646    56000 SH       SOLE                    56000
Johnson & Johnson              y                478160104
1071    15250 SH       SOLE                    15250
Kimberly-Clark                 y                494368103
207     3700 SH       SOLE                     3700
LG&E Energy                    y                501917108
209     9150 SH       SOLE                     9150
Lazare Kaplan                  y                521078105
304    43475 SH       SOLE                    43475
Lockheed Martin                y                539830109
217    10600 SH       SOLE                    10600
Loral Space                    y                G56462107
606    59850 SH       SOLE                    59850
Lucent Technologies            y                549463107
1071    17484 SH       SOLE                    17484
MCI Worldcom                   y                55268b106
2046    45161 SH       SOLE                    45161
McDonalds Corp.                y                580135101
224     6000 SH       SOLE                     6000
MediaOne Group                 y                912889201
1737    21450 SH       SOLE                    21450
Merck                          y                589331107
3390    54564 SH       SOLE                    54564
Microsoft Corp.                y                594918104
335     3150 SH       SOLE                     3150
Motorola                       y                620076109
2153    14750 SH       SOLE                    14750
Nestle                         y                641069406
2124    23700 SH       SOLE                    23700
Network Computing Devices      y                64120N100
98    18700 SH       SOLE                    18700
Pepsi Bottling                 y                713409100
276    13800 SH       SOLE                    13800
Pfizer                         y                717081103
395    10800 SH       SOLE                    10800
Philip Morris                  y                718154107
281    13300 SH       SOLE                    13300
Pitney Bowes                   y                724479100
416     9300 SH       SOLE                     9300
Procter & Gamble               y                742718109
887    15700 SH       SOLE                    15700
Royal Dutch                    y                780257804
272     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504
3012    17580 SH       SOLE                    17580
Safeway Inc.                   y                786514208
380     8400 SH       SOLE                     8400
Schlumberger                   y                806857108
229     3000 SH       SOLE                     3000
Texas Instruments              y                882508104
384     2400 SH       SOLE                     2400
Time Warner                    y                887315109
4855    48550 SH       SOLE                    48550
Toronto Dominion               y                891160509
3496   131000 SH       SOLE                   131000
Travelers P & C                y                893939108
899    21800 SH       SOLE                    21800
U.S. Bancorp                   y                902973106
537    24550 SH       SOLE                    24550
U.S. Foodservice               y                90331r101
1406    54600 SH       SOLE                    54600
U.S. Industries                y                912080108
542    49000 SH       SOLE                    49000
United Technologies            y                913017109
316     5000 SH       SOLE                     5000
Walgreen                       y                931422109
1236    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206
288    16000 SH       SOLE                    16000